INCOME TAX - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Roth CH Acquisition V Co.
Valuation allowance, deferred tax asset, increase (Decrease), amount	$ (603,381)	$ (112,865)